Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Checks Outstanding but Not Yet Presented for Payment	The following table illustrates the checks outstanding but not yet presented for payment and recorded in accounts payable for the Companies:

At December 31,	2022	2021
(millions)
Dominion Energy	$35	$54
Virginia Power	21	15

Reconciliation of Total Cash, Restricted Cash and Equivalents

The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the years ended December 31, 2022, 2021, 2020 and 2019:

	Cash, Restricted Cash and Equivalents at End/Beginning of Year
	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
(millions)
Dominion Energy
Cash and cash equivalents(1)	$153	$283	$179	$166
Restricted cash and equivalents(2)	188	125	68	103
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$341	$408	$247	$269
Virginia Power
Cash and cash equivalents	$22	$26	$35	$17
Restricted cash and equivalents(3)	2	—	—	7
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$24	$26	$35	$24
(1)
At December 31, 2022, 2021, 2020 and 2019, Dominion Energy had $34 million, $34 million, $21 million and $47 million, respectively, of cash and cash equivalents included in current assets held for sale.
(2)
At December 31, 2022, 2021, 2020 and 2019, Dominion Energy had $2 million, less than $1 million, $3 million and $12 million, respectively, of restricted cash and equivalents included in current assets held for sale with the remaining balances presented within other current assets in Dominion Energy's Consolidated Balance Sheets..
(3)
Restricted cash and equivalents balances are presented within other current assets in Virginia Power’s Consolidated Balance Sheets.

Schedule of Supplemental Cash Flow Information

The following table provides supplemental disclosure of cash flow information related to Dominion Energy:

Year Ended December 31,	2022	2021	2020
(millions)
Cash paid during the year for:
Interest and related charges, excluding capitalized amounts	$1,408	$1,340	$1,519
Income taxes	139	160	292
Significant noncash investing and financing activities:(1)(2)
Accrued capital expenditures	979	637	485
Leases(3)	144	96	173
(1)
See Note 9 for noncash investing activities related to the acquisition of a noncontrolling interest in Wrangler and Dominion Privatization.
(2)
See Notes 18, 19, 20 and 23 for noncash financing activities related to the contribution of stock to Dominion Energy’s defined benefit pension plan, remarketing of Series A Preferred Stock, derivative restructuring and the issuance of common stock and transfer of property associated with the settlement of litigation.
(3)
Includes $34 million of finance leases and $110 million of operating leases entered in 2022, $47 million of finance leases and $49 million of operating leases entered in 2021 and $46 million of finance leases and $127 million of operating leases entered in 2020.

The following table provides supplemental disclosure of cash flow information related to Virginia Power:

Year Ended December 31,	2022	2021	2020
(millions)
Cash paid (received) during the year for:
Interest and related charges, excluding capitalized amounts	$599	$501	$491
Income taxes	(54)	109	452
Significant noncash investing activities:(1)
Accrued capital expenditures	665	363	262
Leases(2)	116	79	32
(1)
See Note 18 for non-cash financing activities related to derivative restructuring.
(2)
Includes $26 million of finance leases and $90 million of operating leases entered in 2022, $37 million of finance leases and $42 million of operating leases entered in 2021 and $32 million of finance leases entered in 2020.

Schedule of the inputs and assumptions used in measuring fair value

The inputs and assumptions used in measuring fair value include the following:

Derivative Contracts
Inputs and assumptions	Commodity	Interest Rate	Foreign Currency Exchange Rate	Investments
Forward commodity prices	X
Transaction prices	X
Price volatility	X
Price correlation	X
Volumes	X
Commodity location	X
Interest rate curves		X
Foreign currency forward exchange rates			X
Quoted securities prices and indices				X
Securities trading information including volume and restrictions				X
Maturity				X
Interest rates	X		X	X
Credit quality of counterparties and the Companies	X	X	X	X
Credit enhancements	X	X
Notional value		X	X
Time value	X	X	X

Schedule of Depreciation Rates	The Companies’ average composite depreciation rates on utility property, plant and equipment are as follows:

Year Ended December 31,	2022	2021	2020
(percent)
Dominion Energy(1)
Generation	2.71	2.63	2.51
Transmission	2.32	2.52	2.52
Distribution	2.80	2.85	2.75
Storage	2.69	2.94	2.93
General and other	4.42	4.48	4.77
Virginia Power
Generation	2.84	2.69	2.52
Transmission	2.29	2.51	2.52
Distribution	2.76	3.18	3.19
General and other	4.78	5.08	5.09
(1)
Excludes rates for depreciation reported as discontinued operations.

Property, Plant and Equipment

Dominion Energy’s nonutility property, plant and equipment is depreciated using the straight-line method over the following estimated useful lives:

Asset	Estimated Useful Lives
Nonregulated generation-nuclear	44 years
Nonregulated generation-other	15-35 years
General and other	5-59 years